Financial Instruments - Contractual Maturity Dates of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying amount at
Bank loans	€ 2,656,332	€ 4,323,792
Other financial liabilities	933,785	929,635
Bonds and other marketable securities	5,429,372	4,682,319
Lease liabilities	1,141,379	1,111,328
Payable to suppliers	852,305	822,955
Other current liabilities	41,277	17,398
Financial derivatives	5,863	10,144
Total carrying amount	11,060,313	11,897,571
Contractual flows
Bank loans	3,162,629	5,329,182
Other financial liabilities	1,488,690	1,518,616
Bonds and other marketable securities	6,959,491	5,304,861
Lease liabilities	1,774,521	1,562,911
Payable to suppliers	852,305	813,114
Other current liabilities	41,277	16,651
Financial derivatives	5,863	10,144
Total contractual flows	14,284,776	14,555,480
6 months or less
Carrying amount at
Financial derivatives	5,863	10,133
Contractual flows
Bank loans	361,583	611,387
Other financial liabilities	185,618	181,800
Bonds and other marketable securities	246,359	187,543
Lease liabilities	58,267	53,551
Payable to suppliers	847,854	811,943
Other current liabilities	24,276	16,496
Financial derivatives	5,863	10,133
Total contractual flows	1,729,820	1,872,853
Past due 181-365 days
Carrying amount at
Financial derivatives	0	0
Contractual flows
Bank loans	110,212	327,923
Other financial liabilities	6,871	1,855
Bonds and other marketable securities	146,625	73,571
Lease liabilities	58,267	53,551
Payable to suppliers	4,451	1,171
Other current liabilities	16,997	155
Financial derivatives	0	0
Total contractual flows	343,423	458,226
1-2 years
Carrying amount at
Financial derivatives	0	11
Contractual flows
Bank loans	176,452	650,970
Other financial liabilities	115,842	116,398
Bonds and other marketable securities	293,250	1,978,190
Lease liabilities	117,233	126,133
Payable to suppliers	0	0
Other current liabilities	4	0
Financial derivatives	0	11
Total contractual flows	702,777	2,871,702
2 - 5 years
Carrying amount at
Financial derivatives	0	0
Contractual flows
Bank loans	2,514,382	3,738,902
Other financial liabilities	414,309	455,467
Bonds and other marketable securities	3,673,257	3,065,557
Lease liabilities	319,410	326,253
Payable to suppliers	0	0
Other current liabilities	0	0
Financial derivatives	0	0
Total contractual flows	6,921,358	7,586,179
More than 5 years
Carrying amount at
Financial derivatives	0	0
Contractual flows
Bank loans	0	0
Other financial liabilities	766,050	763,096
Bonds and other marketable securities	2,600,000	0
Lease liabilities	1,221,344	1,003,424
Payable to suppliers	0	0
Other current liabilities	0	0
Financial derivatives	0	0
Total contractual flows	€ 4,587,394	€ 1,766,520